Fair Value Considerations (Details 3)	6 Months Ended
Dec. 31, 2017 USD ($)
Contingent Consideration [Abstract]
Balance as of June 30, 2017	$ 7,386,782
Balance as of December 31, 2017	7,726,698
Contingent Consideration [Member]
Contingent Consideration [Abstract]
Balance as of June 30, 2017	7,648,000
Increase due to accretion	384,000
Decrease due to contractual payment	(19,000)
Balance as of December 31, 2017	$ 8,013,000